Equipment	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Equipment	5. Equipment Equipment, consisting of computers, software, furniture and furnishings, were purchased in connection with setting up the Company’s office space. The amount of such purchase was $83.